EMPLOYEE BENEFITS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Employee benefits expenses	$ 3,803,757	$ 4,451,529	$ 3,275,011